Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Impairment of Goodwill
Goodwill
December 31, 2018	$1,705,548
Goodwill recognized in connection with acquisition on April 1, 2019	1,217,790
Goodwill recognized in connection with acquisition on May 1, 2019	1,269,731
Goodwill recognized in connection with acquisition on September 1, 2019	4,949,329
Impairment of goodwill	(593,790)
December 31, 2019	$8,548,608
Goodwill recognized in connection with acquisition on August 17, 2020	$716,462
September 30, 2020	$9,265,070

Reporting Unit	EBS & USBA	CCS	SWMT	FIS	ABC	Total
Balance, August 1, 2018	$-	$-	$-	$-	$-	$-
Transfer from Holdings	853,796					853,796
CCS Acquisition		851,752				851,752
Impairment
December 31, 2018	$853,796	851,752				1,705,548
Transfer from Holdings			1,217,790	1,269,731		2,487,521
ABC transaction					4,949,329	4,949,329
Impairment		(593,790)				(593,790)
Balance December 31, 2019	$853,796	$257,962	$1,217,790	$1,269,731	$4,949,329	$8,548,608

Schedule of Intangible Assets and Weighted-Average Remaining Amortization Period

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of September 30, 2020:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	3.7	$1,087,760	$(253,514)	$834,246
Customer relationships	8.6	3,686,290	(531,395)	3,154,895
Non-competition agreements	3.7	2,677,010	(700,743)	1,976,267
		$7,451,060	$(1,485,652)	$5,965,408

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2019:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.3	$1,052,160	$(96,258)	$955,902
Customer relationships	9.4	3,586,290	(257,529)	3,328,761
Non-competition agreements	4.4	2,651,510	(302,589)	2,348,921
		$7,289,960	$(656,376)	$6,633,584

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2019:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	4.3	$1,052,160	$(96,258)	$955,902
Customer relationships	9.4	3,586,290	(257,529)	3,328,761
Non-competition agreements	4.4	2,651,510	(302,589)	2,348,921
		$7,289,960	$(656,376)	$6,633,584

The following table sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2018:

	Weighted Average Remaining Amortization period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade name and trademarks	14.0	$48,160	$(1,951)	$46,209
Customer relationships	10.1	448,290	(12,680)	435,610
Non-competition agreements	4.7	130,910	(8,240)	122,670
		$627,360	$(22,871)	$604,489

Schedule of Amortization Expense of Acquired Intangibles Assets

The amortization expense of acquired intangible assets for each of the following five years and thereafter are expected to be as follows:

Years ending September 30,	Amortization Expense
2020 (remaining three months)	$277,023
2021	1,114,107
2022	1,112,840
2023	1,104,594
2024	735,247
Thereafter	1,621,597
Total	$5,965,408

The amortization expense of acquired intangible assets for each of the following five years are expected to be as follows:

Years ending December 31,	Amortization Expense
2020	$1,096,692
2021	1,091,887
2022	1,090,620
2023	1,082,374
2024	710,052
Thereafter	1,561,959
Total	$6,633,584